WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 12. WARRANTS

The Company has the following shares of common stock reserved for the warrants outstanding as of September 30, 2014:

	September 30, 2014
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	19,550,817	$0.17
Warrants exercised	(9,367,287)	0.19
Warrants granted	11,491,227	0.30
Warrants expired	-	-

Warrants outstanding – end of period	21,674,757	$0.23

The weighted exercise price and weighted fair value of the warrants granted by the Company as of September 30, 2014, are as follows:

	September 30, 2014
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the three months whose exercise price exceeded fair market value at the date of grant	$0.30	$0.45

Weighted average of warrants granted during the nine months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The following table summarizes information about fixed-price warrants outstanding:

Range of Exercise Prices	Number Outstanding at September 30, 2014	Average Remaining Contractual Life	Weighted Average Exercise Price
$0.33	5,540,400	10 Months	$0.33
$0.46	600,000	10 Months	$0.46
$0.46	150,000	4 Months	$0.46
$0.85	40,000	7 Months	$0.85
$0.40	333,333	11 Months	$0.40
$0.33	439,637	14 Months	$0.33
$0.16	750,000	18 Months	$0.16
$0.06	7,067,002	48 Months	$0.06
$0.30	964,912	44 Months	$0.30
$0.30	964,912	45 Months	$0.30
$0.30	4,824,561	46 Months	$0.30
	21,674,757

For the warrants issued in February 2014, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.57, exercise price of $0.330, volatility of 122.84%, years 4, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in March 2014, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.50, exercise price of $0.30, volatility of 122.61%, years 4, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in April 2014, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.80, exercise price of $0.30, volatility of 125.88%, years 4, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in May 2014, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.59, exercise price of $0.30, volatility of 127.68%, years 4, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in June 2014, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.68, exercise price of $0.30, volatility of 130.55%, years 4, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in July 2014, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.55, exercise price of $0.30, volatility of 130.71%, years 4, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in July 2014, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.40, exercise price of $0.30, volatility of 131.05%, years 4, treasury bond rate 2.5% and dividend rate of 0%.

The warrant expense of $5,038,986 was based on the Black Scholes calculation which was expensed during the nine months ended September 30, 2014.

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2013:

	December 31, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	12,839,084	0.08
Warrants expired	-	-

Warrants outstanding – end of period	19,550,817	$0.17

The weighted exercise price and weighted fair value of the warrants granted by the Company as of December 31, 2013, are as follows:

	December 31, 2013
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the nine months whose exercise price exceeded fair market value at the date of grant	$0.32	$0.46

Weighted average of warrants granted during the nine months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	December 31,	Contractual	Average
Prices	2013	Life	Exercise Price
$0.33	5,588,400	9 Months	$0.33
$0.46	600,000	20 Months	$0.46
$0.46	150,000	25 Months	$0.46
$0.85	40,000	16 Months	$0.85
$0.40	333,333	20 Months	$0.40
$0.33	515,637	48 Months	$0.33
$0.13	352,978	51 Months	$0.13
$0.16	875,000	51 Months	$0.16
$0.12	116,674	52 Months	$0.12
$0.11	102,733	52 Months	$0.11
$0.05	267,391	55 Months	$0.05
$0.06	10,608,671	57 Months	$0.06
	19,550,817

For the warrants issued in January 2013, the Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.46, exercise price of $0.33, volatility of 106.26%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in March 2013, the Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.19, exercise price of $0.1324, volatility of 116.46%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in April 2013, the Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.19, exercise price of $0.16, volatility of 115.70%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in April 2013, the Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.19, exercise price of $0.1178, volatility of 115.04%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in May 2013, the Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.16, exercise price of $0.1071, volatility of 114.54%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in July 2013, the Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.08, exercise price of $0.0514, volatility of 115.61%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

For the warrants issued in October 2013, the Company valued the warrants utilizing the Black Scholes method with the following inputs: stock price of $0.07, exercise price of $0.06, volatility of 118.45%, years 5, treasury bond rate 2.5% and dividend rate of 0%.

The warrant expense of $1,355,990 was based on the Black Scholes calculation which was expensed during the year ended December 31, 2013.